Significant Accounting Policies and recent accounting pronouncements	6 Months Ended
Jun. 30, 2022
Disclosure of initial application of standards or interpretations [abstract]
Significant Accounting Policies and recent accounting pronouncements

2.       Significant Accounting Policies and recent accounting pronouncements

A summary of the Company’s significant accounting policies and recent accounting pronouncements is included in Note 2 to the Company’s consolidated financial statements included in the 2021 Annual Report. There have been no changes to the Company’s significant accounting policies and recent accounting pronouncements in the six-month period ended June 30, 2022 other than the following IFRS amendments which have been adopted by the Company as of 1 January 2022:

•       IFRS 3 Business Combinations; IAS 16 Property, Plant and Equipment; IAS 37 Provisions, Contingent Liabilities and Contingent Assets as well as Annual Improvements 2018-2020 (Amendments)

The amendments are effective for annual periods beginning on or after 1 January 2022 with earlier application permitted. The IASB has issued narrow-scope amendments to the IFRS Standards as follows:

➢	IFRS 3 Business Combinations (Amendments) update a reference in IFRS 3 to the Conceptual Framework for Financial Reporting without changing the accounting requirements for business combinations.
➢	IAS 16 Property, Plant and Equipment (Amendments) prohibit a company from deducting from the cost of property, plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use. Instead, a company recognizes such sales proceeds and related cost in profit or loss.
➢	IAS 37 Provisions, Contingent Liabilities and Contingent Assets (Amendments) specify which costs a company includes in determining the cost of fulfilling a contract for the purpose of assessing whether a contract is onerous.
➢	Annual Improvements 2018-2020 make minor amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 9 Financial Instruments, IAS 41 Agriculture and the Illustrative Examples accompanying IFRS 16 Leases

The amendments had no impact on the financial statements of the Company.

•       IFRS 16 Leases-Covid 19 Related Rent Concessions beyond 30 June 2021 (Amendment)

The Amendment applies to annual reporting periods beginning on or after 1 April 2021, with earlier application permitted, including in financial statements not yet authorized for issue at the date the amendment is issued. In March 2021, the Board amended the conditions of the practical expedient in IFRS 16 that provides relief to lessees from applying the IFRS 16 guidance on lease modifications to rent concessions arising as a direct consequence of the covid-19 pandemic. Following the amendment, the practical expedient now applies to rent concessions for which any reduction in lease payments affects only payments originally due on or before 30 June 2022, provided the other conditions for applying the practical expedient are met.

The amendments had no impact on the financial statements of the Company.

Gain on sale of bunkers, net

In addition to voyage expenses, the Company may also record a gain from bunkers which results mainly from the difference in the value of bunkers paid by the Company when the vessel is redelivered to the Company from the charterer under the vessel’s previous time charter agreement and the value of bunkers sold by the Company when the vessel is delivered to a new charterer. This gain that results from the re-purchase/sale of bunkers discussed above is included in “Gain on sale of bunkers, net” line in the condensed consolidated statement of comprehensive income/(loss).

Standards issued but not yet effective and not early adopted: